BENEFITS TO EMPLOYEES - Sensitivity analysis (Details) - Pension benefit plans R$ in Thousands	Dec. 31, 2022 BRL (R$)
Discount rate
Sensitivity analysis
Rate increase (as a percent)	1.00%
Rate decrease (as a percent)	1.00%
Decrease in defined benefit obligation	R$ (1,757,686)
Increase in defined benefit obligation	R$ 2,040,169
Wages growth
Sensitivity analysis
Rate increase (as a percent)	1.00%
Rate decrease (as a percent)	1.00%
Decrease in defined benefit obligation	R$ (63,133)
Increase in defined benefit obligation	R$ 56,874